Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019
ETFMG Prime Mobile Payments ETF | ETFMG Prime Mobile Payments ETF
Prospectus:
Trading Symbol	IPAY
ETFMG Prime Cyber Security ETF | ETFMG Prime Cyber Security ETF
Prospectus:
Trading Symbol	HACK
ETFMG Prime Junior Silver ETF | ETFMG Prime Junior Silver ETF
Prospectus:
Trading Symbol	SILJ
ETFMG Drone Economy Strategy ETF | ETFMG Drone Economy Strategy ETF
Prospectus:
Trading Symbol	IFLY
ETFMG Video Game Tech ETF | ETFMG Video Game Tech ETF
Prospectus:
Trading Symbol	GAMR
BlueStar Israel Technology ETF | BlueStar Israel Technology ETF
Prospectus:
Trading Symbol	ITEQ
Etho Climate Leadership U.S. ETF | Etho Climate Leadership U.S. ETF
Prospectus:
Trading Symbol	ETHO
Rogers AI Global Macro ETF | Rogers AI Global Macro ETF
Prospectus:
Trading Symbol	BIKR
AI Powered Equity ETF | AI Powered Equity ETF
Prospectus:
Trading Symbol	AIEQ